PRINCIPAL ACCOUNTING POLICIES - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term and other investments
PRINCIPAL ACCOUNTING POLICIES
Fair value of Level 3 financial assets and liabilities at the beginning of the period	¥ 753,164	¥ 31,530
Purchase of short-term and other investments	7,407,332	10,173,314
Disposal of short-term and other investments	(7,911,518)	(9,482,040)
Fair value changes	(13,549)	30,360
Currency translation differences	0
Fair value of Level 3 financial assets and liabilities at the end of the period	235,429	753,164
Put Right Liabilities
PRINCIPAL ACCOUNTING POLICIES
Fair value of Level 3 financial assets and liabilities at the beginning of the period	96,911	116,006
Purchase of short-term and other investments	0	0
Disposal of short-term and other investments		0
Recognition of put right liabilities	17,729
Fair value changes	(34,260)	(16,628)
Currency translation differences	8,307	(2,467)
Fair value of Level 3 financial assets and liabilities at the end of the period	¥ 88,687	¥ 96,911